Business Combinations (Pro Forma Net Income and Earnings Per Share) (Detail) (Dimension Data, JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Dimension Data
Business Acquisition, Pro Forma Information [Line Items]
Operating revenues	¥ 10,670,714
Operating income	1,225,016
Net income attributable to NTT	¥ 514,881
Earnings per share (Yen)	¥ 389.13